Commitments And Contingencies (Environmental Remediation Liability Composed) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Utility-owned natural gas compressor site near Hinkley, California	$ 226	[1]	$ 149	[1]
Utility-owned natural gas compressor site near Topock, Arizona	239	[1]	218	[1]
Utility-owned generation facilities (other than for fossil fuel-fired), other facilities, and third-party disposal sites	158		133
Former MGP sites owned by the Utility or third parties	181		154
Fossil fuel-fired generation facilities formerly owned by the Utility	87		81
Decommissioning fossil fuel-fired generation facilities and sites	19		50
Total environmental remediation liability	$ 910		$ 785

[1]	See "Natural Gas Compressr Site" below.